UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        February 7, 2013


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $1,823,858 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC		COMMON		026874784   32603   923600 SH		SOLE			0   895300   28300
AUTOMATIC DATA PROCESSIN	COMMON		053015103  128584  2258633 SH		SOLE			0  2188333   70300
BERKSHIRE HATHAWAY INC DELCL B	COMMON		084670702   53195   593034 SH		SOLE			0   574684   18350
COCA COLA CO			COMMON		191216100   96888  2672766 SH		SOLE			0  2589866   82900
CONOCOPHILLIPS			COMMON		20825C104   32260   556300 SH		SOLE			0   539300   17000
DISNEY WALT CO			COM DISNEY	254687106  145784  2927979 SH		SOLE			0  2836943   91036
GOLDMAN SACHS GROUP INC		COMMON		38141G104   61733   483950 SH		SOLE			0   469000   14950
INTERNATIONAL BUSINESS M	COMMON		459200101  161110   841084 SH		SOLE			0   814734   26350
JOHNSON & JOHNSON		COMMON		478160104  116892  1667500 SH		SOLE			0  1616700   50800
LOWES COS INC			COMMON		548661107   75076  2113633 SH		SOLE			0  2046933   66700
MICROSOFT CORP			COMMON		594918104   63011  2359100 SH		SOLE			0  2285700   73400
PEPSICO INC			COMMON		713448108  117482  1716817 SH		SOLE			0  1663267   53550
PROCTER & GAMBLE CO		COMMON		742718109  135929  2002200 SH		SOLE			0  1941000   61200
SCHLUMBERGER LTD		COMMON		806857108  129606  1870250 SH		SOLE			0  1811800   58450
STRYKER CORP			COMMON		863667101   86342  1575000 SH		SOLE			0  1525800   49200
TARGET CORP			COMMON		87612E106   50987   861700 SH		SOLE			0   834700   27000
3M CO				COMMON		88579Y101  140080  1508667 SH		SOLE			0  1461767   46900
WAL MART STORES INC		COMMON		931142103   62171   911200 SH		SOLE			0   883100   28100
WELLS FARGO & CO NEW		COMMON		949746101  134127  3924133 SH		SOLE			0  3800133  124000
